Expense Example - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Gold Portfolio - Select Gold Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966